Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	CALVERT IMPACT FUND INC
Central Index Key	0001121624
Amendment Flag	false
Document Creation Date	Jul. 12, 2018
Document Effective Date	Jul. 12, 2018
Prospectus Date	Feb. 01, 2018
Calvert Green Bond Fund | Class A
Risk/Return:
Trading Symbol	CGAFX
Calvert Green Bond Fund | Class I
Risk/Return:
Trading Symbol	CGBIX